INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of summary of outstanding and warrants exercisable

Outstanding			Exercisable

	Weighted
	Average	Outstanding
Range of	Number	Remaining	Weighted	Number	Weighted
Exercise	Outstanding	Contractual	Average	Exercisable	Average
Prices	at 12/31/2022	Life (in yrs)	Exercise Price	at 12/31/2022	Exercise Price
$0.01	12,000,000	4	$0.01	12,000,000	$0.01
$0.01	1,000,000	4.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.2	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.3	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.4	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.5	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.6	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.7	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.8	$0.01	1,000,000	$0.01
$0.01	1,000,000	4.9	$0.01	1,000,000	$0.01
$0.01	1,000,000	5	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	10,000,000	9	$0.01	10,000,000	$0.01
$0.01	20,000,000	8	$0.01	20,000,000	$0.01
$0.03	2,096,875	1	$0.01	2,096,875	$0.01
$0.01	10,750,000	4.8	$0.01	10,750,000	$0.01
$0.01	500,000	3	$0.01	500,000	$0.01
$0.01	100,000	3	$0.01	100,000	$0.01
	66,446,875			66,446,875

All warrants are exercisable at any time through the date of expiration. All agreements provide for the number of shares to be adjusted in the event of a stock split, a reverse stock split, a share exchange or other conversion or exchange event in which case the number of warrants and the exercise price of the warrants shall be adjusted on a proportional basis.

The following is a summary of outstanding and exercisable warrants at December 31, 2021:

Outstanding			Exercisable

	Weighted
	Average	Outstanding
Range of	Number	Remaining	Weighted	Number	Weighted
Exercise	Outstanding	Contractual	Average	Exercisable	Average
Prices	at 12/31/2021	Life (in yrs)	Exercise Price	at 12/31/2021	Exercise Price
$0.01	5,000,000	0.5	0.004	5,000,000	$0.01
$0.01	3,750,000	2.1	0.002	3,750,000	$0.01
$0.01	12,000,000	2	$0.01	12,000,000	$0.01
$0.01	2,500,000	2.8	$0.01	2,500,000	$0.01
$0.01	10,000,000	8.2	$0.01	10,000,000	$0.01
$0.01	20,000,000	8.3	$0.01	20,000,000	$0.01
$0.01	2,096,875	3.6	$0.01	2,096,875	$0.01
$0.01	12,000,000	5	$0.01	12,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.2	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.3	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.4	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.5	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.6	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.7	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.8	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.9	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
$0.01	1,000,000	5.1	$0.01	1,000,000	$0.01
	78,346,875			78,346,875

Schedule of intrinsic value of the restricted stock grant

					December 31, 2022
Name	Date of Grant	Number of Shares	Vest from	Vest To	Vested	Unvested	Forfeited
Mathew Kelley	4/17/13	1,250,000	4/30/13	3/31/14	1,250,000	—	—
	4/17/13	1,250,000	2/28/14	1/31/15	1,250,000	—	—

Richard J. Feldman	4/30/14	500,000	4/30/14	3/30/15	500,000	—	—
		500,000	4/30/15	3/30/16	375,000	—	125,000

Gary Gray	3/7/15	1,000,000	3/7/15	5/30/15	1,000,000	—	—

Ross Trevino	3/7/15	500,000	3/7/15	5/30/15	500,000	—	—
		5,000,000			4,875,000	—	125,000

Schedule of deferred tax assets and liabilities

Net (Income) Loss - book	$5,761,061
Permanent Differences:
Loss on disposal of fixed assets	(97,555)
Change in warrant liability	(993,000)
Change in derivative	(2,090,500)
Debt discount amortization	(1,089,902)
Estimate loss - tax basis	1,490,104

Schedule of reconciliations between the statutory rate and the effective tax rate

	2022
	Amounts	Rate
Income tax expense at
statutory federal rate of 21%	1,210,000	21%
Permanent Differences
Loss on disposal of Fixed assets	(20,000)	0%
Change in warrant liability	(209,000)	-4%
Change in derivative	(439,000)	8%
Debt discount amortization	(229,000)	-4%
Increase (decrease) in valuation allowance	313,000	-21%
Income tax expense (benefit) at
Company’s effective tax rate	$—	0%

Schedule of tax assets tax deferred expense compensation and benefits share based compensation cost

	TOTAL	Activity	TOTAL
	12/31/2021	2022	12/31/2022

Net Operating Loss Carryforward	$21,774,808	$313,000	$22,087,808

NOL tax benefit	$4,004,010	$313,000	$4,317,010

Total Deferred Tax Assets	4,004,010	313,000	4,317,010
Valuation allowance	$(4,004,010)	$(313,000)	$(4,317,010)
	$—	$—	$—